Other Income (Expense), Net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Foreign exchange loss	$ 8,567	$ (14,053)	$ (5,591)	$ (418)
Other income (expense), net	(1,811)		34	654
Total other income (expense), net	$ 6,756	$ (14,053)	(5,557)	236
Decrease in fair value of call options			159	487
Unrealized foreign currency translation losses, intercompany			$ 5,270
Gain from insurance proceeds received				$ 707